Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

Note 4. Related Party Transactions

Related Party Notes Payable

As of December 31, 2011 and March 31, 2011, the Company had aggregate principal balances of $771,500 and $849,500, respectively, in outstanding unsecured indebtedness owed to four related parties, including former members of the Company's board of directors, representing working capital advances made to the Company from February 2001 through March 2005. These notes bear interest at the rate of 6% per annum and provide for aggregate monthly principal payments which began April 1, 2006 of $2,500, and which increased by an aggregate of $2,500 every nine months to a maximum of $10,000 per month. As of December 31, 2011, the aggregate principal payments totaled $8,000 per month. Any remaining unpaid principal and accrued interest is due at maturity on various dates through March 1, 2015.

Related-party interest expense under these notes was $11,814 and $36,582, and $14,114 and $43,712 for the three and nine months ended December 31, 2011 and 2010, respectively. Accrued interest, which is included in related party notes payable in the accompanying condensed consolidated balance sheets, amounted to $712,494 and $675,912 as of December 31, 2011 and March 31, 2011, respectively.

Note Payable to Former Officer

In August 2006, Peter Berry, the Company's former Chief Executive Officer, agreed to convert his deferred salaries to a long-term note payable. Under the terms of this note, the Company began to make monthly payments of $3,000 to Mr. Berry in January 2007. Interest of 6% per annum on the outstanding principal balance of the note began to accrue on January 1, 2008. The note and a portion of the accrued interest were paid in March 2010. The remaining accrued interest of $11,996 under the note was paid in August 2010. Interest expense related to this note was $11,996 for the nine months ended December 31, 2010.

Advisory Services Agreement with Former Officer

On March 7, 2011, the Company entered into a one-year advisory services agreement with Marc Grossman, M.D. to provide strategic business advisory services including identifying and introducing customers, advising on sales and marketing plans and providing financial advice. Dr. Grossman is a former officer of the Company and is one of the four related parties to which CryoPort has an outstanding unsecured debt obligation. For these services, Dr. Grossman was paid a fee of $125,000, which is to be amortized over the term of the agreement, and issued a warrant to purchase 200,000 shares of the Company's common stock at an exercise price of $0.77 per share which was fully vested upon issuance (see Note 8 Equity—Warrants and Options).

Consulting Agreement with Officers

On July 29, 2009, the Board of Directors of the Company appointed Ms. Catherine M. Doll, a consultant, to the offices of Chief Financial Officer, Treasurer and Assistant Corporate Secretary, which became effective on August 20, 2009. Ms. Doll resigned the offices of Chief Financial Officer, Treasurer and Assistant Corporate Secretary on June 27, 2011, effective immediately following the Company's filing of its Form 10-K for the fiscal year ended March 31, 2011. Ms. Doll is the owner and chief executive officer of The Gilson Group, LLC. The Gilson Group, LLC provides financial and accounting consulting services, including SEC and financial reporting, budgeting and forecasting to the Company. Related-party consulting fees for all services provided by The Gilson Group, LLC, were approximately $0 and $106,000 and $129,000 and $358,000 for the three and nine months ended December 31, 2011 and 2010, respectively.

Note 7. Related Party Transactions

Related Party Notes Payable

As of March 31, 2011 and 2010, the Company had aggregate principal balances of $849,500 and $1,009,500, respectively, in outstanding unsecured indebtedness owed to five related parties, including four former members of the board of directors, representing working capital advances made to the Company from February 2001 through March 2005. These notes bear interest at the rate of 6% per annum and provide for aggregate monthly principal payments which began April 1, 2006 of $2,500, and which increased by an aggregate of $2,500 every nine months to a maximum of $10,000 per month. As of March 31, 2011, the aggregate principal payments totaled $10,000 per month. Any remaining unpaid principal and accrued interest is due at maturity on March 1, 2015.

Related-party interest expense under these notes was $57,156 and $64,496 for the years ended March 31, 2011 and 2010, respectively. Accrued interest related to these notes, which is included in related party notes payable in the accompanying consolidated balance sheets, amounted to $675,912 and $618,756 as of March 31, 2011 and 2010, respectively.

Scheduled maturities of related party debt as of March 31, 2011 are as follows:

Years Ending March 31:
2012	$102,000
2013	96,000
2014	96,000
2015	1,231,412

$1,525,412

Note Payable to Former Officer

In August 2006, Peter Berry, the Company's former Chief Executive Officer, agreed to convert his deferred salaries to a long-term note payable. Interest of 6% per annum on the outstanding principal balance of the note began to accrue on January 1, 2008. Under the terms of this note, the Company began to make monthly payments of $3,000 to Mr. Berry in January 2007. The note and a portion of the accrued interest were paid in March 2010 and the remaining accrued interest of $11,996 was paid in full in August 2010. Interest expense related to this note was $11,996 and $8,133 for the years ended March 31, 2011 and 2010, respectively. In February 2009, Mr. Berry resigned his position as Chief Executive Officer and on July 30, 2009. Mr. Berry resigned his position from the Board.

Consulting Agreement with Former Officer

On March 1, 2009, the Company entered into a Consulting Agreement with Peter Berry, the Company's former Chief Executive Officer. Mr. Berry provided the Company with consulting services as an independent contractor, for a ten (10) month period from March 1, 2009 through December 31, 2009, as an advisor to the Chief Executive Officer and the Board of Directors.

Related-party consulting fees for these services were $0 and $292,010 for the years ended March 31, 2011 and 2010, respectively.

Advisory Services Agreement with Former Officer

On March 7, 2011 the Company entered into a one-year Advisory Services Agreement with Marc Grossman M.D. to provide strategic business advisory services including identifying and introducing customers, advising on sales and marketing plans and providing financial advice. Dr. Grossman is a former officer of the Company and is one of the five related parties to which CryoPort has an outstanding unsecured debt obligation. For these services, Dr. Grossman was paid a fee of $125,000, which is to be amortized over the term of the agreement, and issued a warrant to purchase 200,000 shares of the Company's common stock at an exercise price of $0.77 per share and vested upon issuance. The fair value of this warrant was $302,769 of which the Company recorded $277,538 as another current asset and recognized $25,231 in selling, general and administrative expense for the year ended March 31, 2011 in the accompanying consolidated financial statements.

Related Party Legal Services

Since June 2005, the Company had retained the legal services of Gary C. Cannon, Attorney at Law, for a monthly retainer fee. From June 2005 to May 2009, Mr. Cannon also served as the Company's Secretary and a member of the Company's Board of Directors. Mr. Cannon continued to serve as Corporate Legal Counsel for the Company and served as a member of the Advisory Board. In December 2007, Mr. Cannon's monthly retainer for legal services was increased from $6,500 per month to $9,000 per month. The total amount paid to Mr. Cannon for retainer fees and out-of-pocket expenses for the year ended March 31, 2011 and 2010 was $0 and $34,350, respectively. Board fees expensed for Mr. Cannon were $0 and $5,388 for the years ended March 31, 2011 and 2010, respectively. At March 31, 2011 and 2010, $0 and $7,788, respectively, of deferred board fees was included in accrued compensation and related expenses. During the year ended March 31, 2010, Mr. Cannon was granted a total of 2,557 warrants with an average exercise price of $5.90 per share. All warrants granted to Mr. Cannon were issued with an exercise price of greater than or equal to the stock price of the Company's shares on the grant date. On May 4, 2009, Mr. Cannon resigned from the Company's Board of Directors and in July 2009 Mr. Cannon was given 30 days notice that he was terminated as the general legal counsel and advisor to the Company.

Consulting Agreement with Officer

On July 29, 2009, the Board of Directors of the Company appointed Ms. Catherine M. Doll, a consultant, to the offices of Chief Financial Officer, Treasurer and Assistant Corporate Secretary, which became effective on August 20, 2009.

Ms. Doll is the owner and chief executive officer of The Gilson Group, LLC. The Gilson Group, LLC provided the Company financial and accounting consulting services including, SEC and financial reporting including the filing of the S-1, budgeting and forecasting and finance and accounting systems implementations and conversions.

Related-party consulting fees for these services were $437,796 and $234,650 for the years ended March 31, 2011 and 2010, respectively. On October 9, 2009, the Compensation and Governance Committee granted Ms. Doll an option to purchase 2,000 shares of common stock at an exercise price of $4.50 per share (the closing price of the Company's stock on the date of grant) valued at $8,480 as calculated using Black-Scholes and is included in selling, general and administrative expense in the accompanying consolidated statements of operations. The assumptions used under Black-Scholes included: a risk free rate of 2.36%; volatility of 182%; an expected exercise term of 4.25 years; and no annual dividend rate. The right to exercise the stock options vested as to 33 1/3% of the underlying shares of common stock upon grant, with the remaining underlying shares vesting in equal installments on the first and second anniversary of the grant date.